Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
March 31, 2024
XLI-NPRT1-0524
1.9884854.106
Municipal Bonds - 93.4%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	105,696
Black Belt Energy Gas District Bonds:
Series 2022 E, 5%, tender 6/1/28 (b)	1,190,000	1,240,439
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,085,000	1,156,380
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	111,743
4% 12/1/41	85,000	80,234
4% 12/1/49	190,000	168,135
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	100,000	103,289
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,099,095
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	347,485
TOTAL ALABAMA		4,412,496
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	884,021
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	180,000	173,111
TOTAL ALASKA		1,057,132
Arizona - 2.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	185,750
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,070,806
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,628,938
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	270,000
5% 5/1/29	290,000	159,500
5% 5/1/33	565,000	310,750
Series 2019 2, 3.625% 5/20/33	408,317	384,971
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	232,180
1.15% 7/1/27	375,000	342,777
1.3% 7/1/28	485,000	437,698
1.5% 7/1/29	600,000	542,744
1.65% 7/1/30	825,000	725,463
1.7% 7/1/31	450,000	388,878
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	2,190,000	2,217,386
Series 2007, 4.1%, tender 6/15/28 (b)(c)	925,000	929,922
Series 2019, 5%, tender 6/3/24 (b)(c)	1,980,000	1,982,133
Series 2022 2, 5%, tender 9/1/27 (b)(c)	3,220,000	3,318,033
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	567,009
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,031,549
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	9,790
5% 7/1/48	10,000	9,013
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	104,777
Series 2021 A, 4% 9/1/51	775,000	713,475
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	300,000	247,365
6% 1/1/48 (d)	300,000	218,702
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	840,000	639,444
Series 2019 E, 3% 1/1/49	500,000	375,980
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	615,000	571,014
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	400,000	386,007
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (c)	300,000	321,907
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,090,441
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	190,465
TOTAL ARIZONA		21,604,867
California - 5.5%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	475,000	124,260
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	79,494
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	1,047,215
Series 2021:
5% 9/1/32	2,175,000	2,521,589
5% 10/1/41	5,435,000	6,012,461
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	343,760	322,224
Series 2023 A1, 4.375% 9/20/36	1,282,881	1,261,051
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,282,717
Series 2022 C, 5% 8/1/32	285,000	330,574
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% (e)(f)	95,764	42,136
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/32 (Build America Mutual Assurance Insured) (c)	680,000	764,404
5% 7/1/48 (Build America Mutual Assurance Insured) (c)	2,000,000	2,125,706
5% 7/1/53 (Build America Mutual Assurance Insured) (c)	2,200,000	2,318,702
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	10,435,000	1,178,480
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (c)	175,000	181,751
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,676,188
Series B, 5% 7/1/50	1,070,000	1,152,869
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/24 (c)	310,000	311,131
5% 8/1/25 (c)	110,000	112,257
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/35	1,000,000	1,192,881
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,019,303
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	245,367
4% 8/1/34	320,000	347,187
Poway Unified School District Series B, 0% 8/1/38	1,030,000	603,977
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	105,000	109,257
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	711,334
5% 5/1/52	1,080,000	1,197,789
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (c)	560,000	584,199
Series 2019 A, 5% 5/1/49 (c)	3,000,000	3,087,255
Series 2019 B, 5% 5/1/49	45,000	47,890
Series 2022 A:
5% 5/1/26 (c)	815,000	837,336
5% 5/1/27 (c)	830,000	865,867
5% 5/1/28 (c)	1,105,000	1,170,030
5% 5/1/29 (c)	740,000	796,111
Series 2022 B, 5% 5/1/52	2,240,000	2,445,069
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,265,000	1,792,238
Univ. of California Revs.:
Series 2018 AZ, 5% 5/15/43	130,000	138,669
Series 2023 BM, 5% 5/15/36	180,000	213,198
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	194,239
Series 2017 B:
5% 7/1/29	115,000	118,208
5% 7/1/30	230,000	236,771
TOTAL CALIFORNIA		40,799,384
Colorado - 2.0%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	40,916
5% 10/1/43	50,000	50,751
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	286,581
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	35,337
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	112,724
5%, tender 11/19/26 (b)	20,000	20,888
5%, tender 11/19/26 (b)	190,000	197,995
Series 2019 A:
5% 11/1/25	435,000	445,059
5% 11/15/39	190,000	204,506
Series 2019 A1, 4% 8/1/44	1,060,000	1,018,455
Series 2019 A2:
3.25% 8/1/49	600,000	449,052
4% 8/1/49	1,715,000	1,594,760
5% 8/1/44	845,000	881,969
Series 2020 A:
4% 9/1/45	775,000	748,869
4% 9/1/50	210,000	201,598
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	40,000	39,871
Series 2019 H, 4.25% 11/1/49	15,000	14,958
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	115,470
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	796,981
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (c)	50,000	51,940
Series 2018 A, 5% 12/1/34 (c)	1,125,000	1,290,206
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,291,882
5% 9/15/46	1,820,000	1,971,555
Series 2020 B, 5% 9/15/28	2,000,000	2,192,499
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	247,610
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	200,340
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	41,074
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	242,296
TOTAL COLORADO		14,786,142
Connecticut - 5.0%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	338,359
5% 8/1/33	800,000	901,946
5% 8/1/34	500,000	563,936
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/26	125,000	129,932
Series 2016 D, 5% 8/15/25	210,000	215,029
Series 2018 F:
5% 9/15/24	100,000	100,653
5% 9/15/25	100,000	102,557
Series 2019 A, 5% 4/15/26	115,000	119,331
Series 2020 A, 4% 1/15/34	300,000	318,094
Series 2021 A:
3% 1/15/35	1,150,000	1,106,728
3% 1/15/37	1,910,000	1,777,568
3% 1/15/39	215,000	191,990
Series 2021 D, 5% 7/15/24	260,000	260,991
Series 2022 B, 4% 1/15/37	2,480,000	2,613,507
Series 2022 C:
4% 6/15/39	300,000	309,475
4% 6/15/41	250,000	254,406
5% 6/15/30	400,000	453,626
5% 6/15/31	500,000	576,828
5% 6/15/34	350,000	408,255
5% 6/15/37	250,000	285,760
5% 6/15/38	300,000	340,535
5% 6/15/40	500,000	561,187
5% 6/15/42	500,000	555,157
Series 2022 D, 5% 9/15/30	650,000	740,396
Series 2022:
5% 6/15/28	500,000	543,904
5% 6/15/29	410,000	455,578
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	201,098
5%, tender 1/1/27 (b)	330,000	341,148
Series 2018 K1:
5% 7/1/26	680,000	686,887
5% 7/1/28	1,120,000	1,148,845
Series 2019 A, 5% 7/1/49 (d)	130,000	110,580
Series 2019 Q-1:
5% 11/1/25	90,000	92,473
5% 11/1/26	95,000	99,453
Series 2020 K, 4% 7/1/45	1,000,000	980,060
Series 2021 G:
4% 3/1/46	235,000	235,004
4% 3/1/51	380,000	372,246
Series 2021 S, 4% 6/1/51	240,000	226,251
Series 2022 M:
4% 7/1/39	415,000	402,417
4% 7/1/52	355,000	326,245
Series 2023 E:
4% 7/15/42	800,000	788,160
4% 7/15/43	500,000	487,906
5% 7/15/33	225,000	252,382
5% 7/15/34	745,000	839,182
5% 7/15/36	750,000	832,617
Series A, 5% 7/1/26	160,000	160,460
Series K1:
5% 7/1/27	1,100,000	1,119,797
5% 7/1/30	1,000,000	1,027,949
5% 7/1/34	725,000	741,258
5% 7/1/36	450,000	457,162
5% 7/1/39	490,000	490,850
Series K3, 5% 7/1/43	215,000	210,147
Series L1:
4% 7/1/28	750,000	762,931
4% 7/1/29	750,000	766,643
4% 7/1/30	1,000,000	1,027,132
Series N:
5% 7/1/25	390,000	390,017
5% 7/1/26	575,000	576,773
5% 7/1/27	430,000	433,168
Series R, 5% 6/1/36	900,000	992,583
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	265,000	255,784
Series 2022 A1:
5% 11/15/26	200,000	208,371
5% 5/15/27	220,000	231,112
5% 11/15/27	230,000	243,857
5% 5/15/28	225,000	240,347
5% 11/15/28	220,000	236,595
5% 5/15/29	225,000	242,977
5% 11/15/29	125,000	136,103
5% 5/15/30	375,000	409,358
5% 11/15/30	175,000	192,213
Series 2022 A2:
5% 5/15/24 (c)	595,000	595,414
5% 11/15/24 (c)	965,000	970,289
5% 5/15/25 (c)	400,000	404,492
5% 11/15/25 (c)	300,000	305,443
5% 5/15/26 (c)	425,000	435,609
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	143,868
TOTAL CONNECTICUT		37,057,384
District Of Columbia - 0.6%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	185,000	200,862
5% 10/1/44	1,000,000	1,045,880
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	890,000	678,684
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	1,160,000	1,090,177
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (c)	440,000	456,072
Series 2019 A, 5% 10/1/25 (c)	70,000	71,402
Series 2020 A:
5% 10/1/26 (c)	320,000	331,689
5% 10/1/27 (c)	110,000	116,103
5% 10/1/28 (c)	55,000	59,097
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/24	100,000	100,626
5% 10/1/25	100,000	102,414
TOTAL DISTRICT OF COLUMBIA		4,253,006
Florida - 3.6%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	256,238
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (c)	45,000	45,145
Series 2017, 5% 10/1/42 (c)	1,365,000	1,398,654
Series 2019 A, 5% 10/1/49 (c)	1,000,000	1,027,793
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	520,190
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	485,000	365,100
4% 8/15/45	110,000	98,302
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 4% 11/15/38	725,000	735,661
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	300,000	304,765
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	95,000	94,123
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	106,333
5% 10/1/29	80,000	81,215
5% 10/1/30	70,000	71,098
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	196,541
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	344,013
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	538,499
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	474,998
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	523,512
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	493,301
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	438,204
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	438,228
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (c)	125,000	131,227
Series 2019 A:
5% 10/1/24 (c)	300,000	301,172
5% 10/1/25 (c)	300,000	305,133
5% 10/1/32 (c)	300,000	324,022
5% 10/1/38 (c)	430,000	455,099
5% 10/1/54 (c)	1,620,000	1,660,069
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (c)	2,750,000	2,850,448
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	689,507
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (c)	620,000	628,770
5% 10/1/38 (c)	80,000	80,789
Series 2016 A, 5% 10/1/29	145,000	150,280
Series 2017 B, 5% 10/1/40 (c)	810,000	833,121
Series 2020 A:
4% 10/1/40	300,000	300,250
5% 10/1/25	245,000	250,627
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	396,117
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	100,075
Series 2015 A, 5% 5/1/28	290,000	293,966
Series 2015 D, 5% 2/1/26	10,000	10,273
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	177,465
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,579,166
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29	175,000	184,210
5% 11/1/32	200,000	215,130
5% 11/1/34	310,000	332,621
5% 11/1/37	385,000	401,955
5% 11/1/39	400,000	413,166
5% 11/1/41	400,000	411,858
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	495,452
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	360,382
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	103,691
5% 8/15/42	5,000	5,118
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	101,703
Series 2015 A, 5% 12/1/40	410,000	411,557
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/29	25,000	25,815
Series 2020 B:
4% 7/1/39	1,000,000	1,004,554
4% 7/1/45	825,000	790,523
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	465,783
0% 9/1/35	750,000	476,786
0% 9/1/36	800,000	482,512
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	31,535
5% 10/15/49	60,000	62,437
TOTAL FLORIDA		26,846,277
Georgia - 5.0%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E, 5% 7/1/39 (c)	520,000	571,982
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	60,000	60,955
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	610,000	417,222
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.15%, tender 6/13/24 (b)	1,140,000	1,133,876
Series 2013 1, 3.375%, tender 3/12/27 (b)	360,000	357,790
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	223,450
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	37,744
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	1,895,000	1,493,059
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	231,542
5% 1/1/26	165,000	169,578
5% 1/1/30	55,000	59,154
5% 1/1/34	375,000	403,285
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	414,028
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	422,816
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	481,604
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	386,843
4% 1/1/41	480,000	470,335
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	201,848
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	436,427
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	426,277
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	396,113
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	362,998
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	307,998
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,133,873
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	4,555
5% 8/1/39	5,000	5,024
5% 8/1/43	5,000	5,031
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	196,768
4% 7/1/43	205,000	201,580
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	12,095,160
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,573,327
Series 2023 C, 5%, tender 9/1/30 (b)	1,000,000	1,062,254
Series 2023 D, 5%, tender 12/1/30 (b)	3,940,000	4,140,643
Series 2024 B:
5% 9/1/27	425,000	439,806
5% 9/1/28	550,000	575,970
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	193,497
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	1,365,000	1,387,250
5% 4/1/24	675,000	675,000
5% 4/1/29	500,000	542,488
5% 4/1/36	135,000	150,332
Series 2020 B:
5% 9/1/25	180,000	184,553
5% 9/1/34	1,000,000	1,132,430
Series A, 5% 6/1/24	130,000	130,163
TOTAL GEORGIA		37,296,628
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (c)	350,000	371,305
5% 7/1/48 (c)	2,800,000	2,867,201
Series 2022 A, 5% 7/1/42 (c)	1,245,000	1,333,997
Series 2022 B, 5% 7/1/24 (c)	3,350,000	3,354,792
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	40,000	40,536
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,104,896
Series 2017 A, 5% 9/1/33	5,000	5,298
TOTAL HAWAII		9,078,025
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	15,000	14,860
Series 2021 A, 5% 7/15/31	610,000	692,138
TOTAL IDAHO		706,998
Illinois - 10.6%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,217
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	829,942
Series 2018 A:
5% 12/1/29	350,000	362,894
5% 12/1/30	160,000	166,020
5% 12/1/31	150,000	155,637
Series 2018 C, 5% 12/1/46	3,250,000	3,257,816
Series 2019 A:
5% 12/1/29	125,000	132,497
5% 12/1/30	405,000	425,448
5% 12/1/30	100,000	105,049
Series 2022 B:
4% 12/1/35	600,000	600,757
4% 12/1/36	1,005,000	997,045
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	219,346
Series 2020 A:
5% 1/1/27	400,000	416,624
5% 1/1/30	615,000	668,184
Series 2021 A, 5% 1/1/32	7,725,000	8,431,216
Series 2021 B, 4% 1/1/32	375,000	385,603
Series 2023 A:
5% 1/1/29	1,000,000	1,073,175
5% 1/1/33	895,000	988,811
Chicago Midway Arpt. Rev.:
Series 2016 A, 4% 1/1/33 (c)	305,000	306,048
Series 2016 B, 4% 1/1/35	200,000	201,490
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (c)	400,000	399,987
Series 2017 B, 5% 1/1/37	50,000	51,984
Series 2018 A, 5% 1/1/48 (c)	90,000	92,196
Series 2022 C, 5% 1/1/40 (c)	1,850,000	1,990,563
Series 2023, 5% 1/1/38 (Build America Mutual Assurance Insured)	1,000,000	1,098,981
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	50,000	51,161
5% 7/1/48 (c)	600,000	601,708
Cook County Gen. Oblig.:
Series 2016 A, 5% 11/15/31	500,000	519,895
Series 2021 A:
5% 11/15/24	50,000	50,350
5% 11/15/33	425,000	474,499
Series 2021 B:
4% 11/15/25	180,000	181,453
4% 11/15/26	90,000	91,924
4% 11/15/27	90,000	93,071
4% 11/15/28	45,000	46,822
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	2,100,000	2,102,239
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	400,220
Series 2020 A:
3% 5/15/50	1,570,000	1,133,708
3% 5/15/50 (Build America Mutual Assurance Insured)	710,000	539,502
3.25% 8/15/49	285,000	218,419
4% 5/15/50	1,000,000	906,935
Series 2021 A, 4% 8/15/37	2,155,000	2,197,558
Series 2022 A:
5% 10/1/29	350,000	365,097
5% 10/1/30	230,000	241,549
5% 10/1/31	215,000	226,885
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	203,773
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	207,063
5% 10/1/31	200,000	217,331
5% 10/1/38	200,000	209,250
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	400,000	342,679
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/24	45,000	45,013
5% 8/1/30	615,000	640,361
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,428
Series 2016, 5% 10/1/29	30,000	31,231
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	719,765
5% 5/15/43	790,000	807,466
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	15,491
Series 2015 A, 5% 11/15/25	150,000	152,438
Series 2015 C:
4.125% 8/15/37	60,000	57,970
5% 8/15/26	35,000	35,551
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	65,231
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,412
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	46,852
Series 2016 B, 5% 8/15/35	250,000	259,917
Series 2016 C:
4% 2/15/41	35,000	34,078
5% 2/15/34	50,000	51,863
Series 2016:
5% 5/15/29	10,000	10,305
5% 12/1/29	620,000	639,092
5% 12/1/33	485,000	500,252
Series 2017 A, 5% 7/15/42	1,000,000	1,038,828
Series 2019:
4% 9/1/35	60,000	53,098
5% 9/1/36	295,000	284,412
5% 9/1/38	100,000	94,114
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	520,000	520,515
5% 5/1/28	50,000	50,060
Series 2016:
5% 1/1/26	5,000	5,134
5% 2/1/26	400,000	411,401
5% 2/1/27	585,000	612,489
5% 11/1/29	1,400,000	1,461,623
Series 2017 C, 5% 11/1/29	345,000	365,747
Series 2017 D, 5% 11/1/27	850,000	903,407
Series 2018 A:
5% 10/1/24	25,000	25,176
5% 10/1/28	1,500,000	1,619,125
Series 2018 B:
5% 5/1/24	1,500,000	1,501,510
5% 10/1/24	1,050,000	1,057,387
Series 2019 B:
5% 9/1/24	105,000	105,606
5% 9/1/25	20,000	20,416
Series 2020 C, 4% 10/1/37	1,815,000	1,826,900
Series 2021 A, 5% 3/1/32	450,000	501,925
Series 2022 A, 5% 3/1/32	650,000	736,529
Series 2022 B:
5% 3/1/29	650,000	706,729
5% 3/1/33	1,700,000	1,920,466
Series 2023 B:
5% 5/1/35	1,915,000	2,146,569
5.25% 5/1/41	670,000	736,858
Series 2023 D, 5% 7/1/29	1,615,000	1,767,277
Series May 2014, 5% 5/1/39	1,700,000	1,700,617
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	640,000	617,451
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	115,000	102,555
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	285,549
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	105,000	111,688
Series A, 5% 1/1/40	220,000	244,046
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	304,933
Series 2015, 4% 2/1/30	800,000	803,370
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,454,860
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	267,657
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	1,680,000	692,567
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	53,468
Series 1994 A, 0% 6/15/25	25,000	23,897
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,036,692
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,533
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	160,015
Series 2017 A, 5% 6/15/57	875,000	887,409
Series 2020 A:
4% 6/15/50	1,170,000	1,073,118
5% 6/15/50	1,730,000	1,777,046
Series 2022 A:
0% 12/15/35	420,000	264,447
0% 6/15/40	1,725,000	834,098
4% 12/15/47	5,000,000	4,650,572
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	443,133
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/31	1,000,000	1,119,622
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	680,000	725,180
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,087
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	107,395
TOTAL ILLINOIS		79,381,643
Indiana - 0.8%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	46,083
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	100,000	92,734
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	1,885,000	1,720,010
Indiana Fin. Auth. Rev. Series 2016, 5% 9/1/30	50,000	52,156
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,101,172
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	95,000	91,801
5% 7/1/25	690,000	701,913
Series 2021 C1, 3% 1/1/52	1,065,000	1,023,472
Series A, 3.75% 1/1/49	255,000	251,233
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	198,104
Series 2020, 5% 4/1/30	105,000	113,456
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(c)	695,000	709,592
TOTAL INDIANA		6,101,726
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	545,000	386,850
Series A:
5% 5/15/43	35,000	32,669
5% 5/15/48	420,000	377,132
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (c)	155,000	160,401
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	427,616
5% 6/1/27	250,000	263,181
5% 6/1/28	500,000	534,969
5% 6/1/29	600,000	651,245
5% 6/1/30	700,000	769,314
Series 2021 B1, 4% 6/1/49	260,000	262,366
TOTAL IOWA		3,865,743
Kentucky - 1.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	300,000	297,530
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	370,000	317,899
4% 2/1/37	175,000	171,676
5% 2/1/25	280,000	281,454
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	928,260
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	378,414
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	177,650
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	82,892
5% 5/1/29	85,000	91,396
5% 5/1/32	20,000	21,445
5% 5/1/33	15,000	16,081
5% 5/1/34	20,000	21,416
5% 5/1/35	10,000	10,726
5% 5/1/36	10,000	10,664
5% 5/1/38	1,000,000	1,064,748
Series A:
4% 11/1/35	600,000	611,158
5% 11/1/29	150,000	162,938
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,502,049
Series 2024 A1:
5% 2/1/30	755,000	790,109
5% 2/1/31	805,000	851,048
5% 2/1/32	600,000	641,117
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	72,066
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	91,877
Series 2016 A, 5% 10/1/32	70,000	72,251
Series 2020 A:
3% 10/1/43	1,230,000	954,189
4% 10/1/40	195,000	188,763
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	65,000	65,098
TOTAL KENTUCKY		9,874,914
Louisiana - 0.4%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	235,000	255,060
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	196,436
Series 2017, 5% 5/15/27	115,000	120,044
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	15,716
Series 2017 A, 5% 12/15/32	165,000	176,302
Series 2018 E, 5% 7/1/38	100,000	106,029
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (c)	2,000,000	2,023,222
TOTAL LOUISIANA		2,892,809
Maine - 0.4%
Auburn (Edward Little High School Proj.) Series 2021, 2.375% 11/1/40	2,300,000	1,722,024
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	586,607
Series 2016 A:
4% 7/1/41	85,000	75,352
4% 7/1/46	85,000	70,924
5% 7/1/41	25,000	24,467
5% 7/1/46	155,000	140,997
Series 2017 B, 5% 7/1/29	10,000	10,504
TOTAL MAINE		2,630,875
Maryland - 1.6%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	95,189
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	55,000	54,544
Series 2019 C:
3.5% 3/1/50	475,000	465,849
5% 9/1/28	115,000	124,119
Series 2021 C, 0.6% 7/1/24	230,000	227,926
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/25 (c)	510,000	513,962
5% 7/1/26 (c)	230,000	234,348
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,047,685
Maryland Health & Higher Edl. Series 2021 A:
2.5% 7/1/51	1,210,000	777,403
3% 7/1/46	1,265,000	997,731
3% 7/1/51	915,000	682,670
4% 6/1/55	190,000	156,841
5% 6/1/29	370,000	387,657
5% 6/1/30	745,000	787,310
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	180,000	176,556
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,192,170
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,650,297
5% 10/1/26	1,650,000	1,725,969
TOTAL MARYLAND		12,298,226
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	940,746
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	365,569
5% 6/1/27	500,000	534,838
5% 6/1/41	1,250,000	1,325,101
Series 2021 A, 5% 6/1/51	1,860,000	1,962,919
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	36,803
Series 2016 A, 5% 1/1/31	40,000	41,343
Series 2016 I:
5% 7/1/30	195,000	200,061
5% 7/1/41	140,000	140,942
Series 2017 A:
5% 1/1/36	325,000	336,233
5% 1/1/37	1,050,000	1,081,683
Series 2017, 5% 7/1/36	275,000	282,760
Series 2018, 5% 1/1/43	180,000	182,402
Series 2019 K:
5% 7/1/25	125,000	126,990
5% 7/1/26	165,000	171,064
5% 7/1/27	195,000	206,248
Series 2019:
5% 7/1/27	440,000	454,644
5% 9/1/59	200,000	207,892
Series 2020 A, 4% 7/1/45	480,000	427,938
Series 2021 V, 5% 7/1/55	1,245,000	1,469,053
Series 2021:
4% 7/1/26	240,000	237,197
4% 7/1/27	255,000	251,476
4% 7/1/28	325,000	319,749
4% 7/1/29	340,000	333,827
4% 7/1/30	355,000	347,298
4% 7/1/31	370,000	359,985
Series M:
4% 10/1/50	490,000	413,182
5% 10/1/45	370,000	372,017
Massachusetts Edl. Fing. Auth. Rev. Series 2016, 5% 7/1/24 (c)	210,000	210,399
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,093,954
Series 2019 C, 5% 5/1/49	345,000	362,248
Series 2022 C, 5.25% 10/1/47	2,000,000	2,222,706
Series E, 5% 11/1/50	1,640,000	1,737,571
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	605,000	584,696
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (c)	500,000	524,504
Series 2021 E:
5% 7/1/41 (c)	1,000,000	1,062,458
5% 7/1/46 (c)	290,000	303,751
5% 7/1/51 (c)	1,000,000	1,036,952
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	230,000	236,878
TOTAL MASSACHUSETTS		23,506,077
Michigan - 1.2%
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	127,142
5% 7/1/25	60,000	60,069
5% 7/1/27	265,000	269,048
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	188,322
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	395,000	287,847
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	207,046
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	103,774
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	185,865
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	52,641
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	582,593
Series 2016, 5% 11/15/26	160,000	165,760
Series 2019 A:
3% 12/1/49	555,000	424,513
5% 11/15/48	55,000	56,965
Series 2020 A, 4% 6/1/49	135,000	123,368
Series 2020, 5% 6/1/40	1,105,000	1,159,789
Series 2021:
4% 9/1/31	665,000	685,905
5% 9/1/32	690,000	761,758
5% 9/1/33	650,000	715,068
5% 9/1/36	505,000	548,956
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,598
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	570,000	558,619
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	555,000	378,786
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	175,000	172,578
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,072,480
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	47,851
Series 2017 B, 5% 12/1/42 (c)	150,000	153,853
Series 2018 D, 5% 12/1/29 (c)	85,000	90,311
TOTAL MICHIGAN		9,191,505
Minnesota - 1.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	222,926
5% 2/15/58	270,000	271,613
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	60,925
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/34 (c)	210,000	233,908
5% 1/1/37 (c)	520,000	570,619
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A:
5% 10/1/30	500,000	525,825
5% 10/1/45	30,000	30,275
Series 2023, 4.25% 10/1/38	300,000	294,176
Series 2024 A, 5% 10/1/49	4,000,000	4,272,421
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	150,000	159,634
Series B, 4% 8/1/39	2,050,000	2,052,480
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	255,000	248,451
TOTAL MINNESOTA		8,943,253
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	2,345,000	1,756,687
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	275,000	265,578
5% 6/1/25	750,000	762,262
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	83,273
Series I, 5% 10/1/24	70,000	70,308
TOTAL MISSISSIPPI		2,938,108
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	105,000	109,119
Series 2021, 4% 3/1/41	250,000	245,442
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,200,927
Missouri Health & Edl. Facilities Rev. Series 2018 A, 5% 11/15/43	1,000,000	1,037,850
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	15,000	14,876
Series 2021 A, 3% 5/1/52	445,000	429,647
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	597,038
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	24,204
5.25% 9/1/53	1,240,000	1,203,791
TOTAL MISSOURI		4,862,894
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	5,000	4,970
Series 2019 B, 4% 6/1/50	10,000	9,917
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	575,000	415,001
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	31,080
TOTAL MONTANA		460,968
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	2,290,000	2,421,781
Series 2019, 4%, tender 8/1/25 (b)	725,000	726,695
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	260,000	186,342
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	35,000	34,494
Series 2019 E, 3.75% 9/1/49 (c)	50,000	49,164
Series 2020 A, 3.5% 9/1/50	625,000	612,068
Series 2022 B:
5% 3/1/25 (c)	1,090,000	1,098,882
5% 9/1/25 (c)	1,105,000	1,120,996
5% 3/1/26 (c)	1,100,000	1,123,991
5% 9/1/26 (c)	1,140,000	1,173,720
5% 3/1/30 (c)	400,000	425,478
TOTAL NEBRASKA		8,973,611
Nevada - 0.3%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	115,330
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	270,000	267,777
Series 2019 B, 4% 10/1/49	25,000	24,794
Series 2021 B, 3% 10/1/51	1,935,000	1,860,723
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	198,639
TOTAL NEVADA		2,467,263
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	490,000	375,215
5% 8/15/30	1,405,000	1,534,262
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	220,220	214,539
Series 2023 2A, 3.875% 1/20/38	1,613,051	1,503,318
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/26	105,000	107,988
5% 8/1/37	100,000	104,399
Series 2023 B, 5% 11/1/43 (c)	550,000	586,996
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	1,471,496	1,397,428
TOTAL NEW HAMPSHIRE		5,824,145
New Jersey - 5.0%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024:
5% 7/1/34 (Build America Mutual Assurance Insured)	200,000	231,147
5% 7/1/36 (Build America Mutual Assurance Insured)	700,000	795,510
5% 7/1/37 (Build America Mutual Assurance Insured)	550,000	619,540
5% 7/1/38 (Build America Mutual Assurance Insured)	575,000	642,857
5% 7/1/39 (Build America Mutual Assurance Insured)	650,000	724,672
5% 7/1/42 (Build America Mutual Assurance Insured)	700,000	767,924
5% 7/1/44 (Build America Mutual Assurance Insured)	855,000	931,678
New Jersey Econ. Dev. Auth.:
Series 2018 EEE:
5% 6/15/43	800,000	836,189
5% 6/15/43 (Pre-Refunded to 12/15/28 @ 100)	470,000	517,968
Series 2023 RRR, 5% 3/1/25	1,890,000	1,914,723
Series A, 5% 11/1/40	360,000	385,625
Series QQQ:
4% 6/15/46	610,000	591,530
5% 6/15/27	35,000	37,012
5% 6/15/28	40,000	43,118
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	100,000	66,166
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	380,511
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,016
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	60,133
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,141
Series 2018 EEE, 5% 6/15/28	410,000	441,961
Series LLL:
4% 6/15/44	315,000	309,000
5% 6/15/44	180,000	190,123
Series MMM, 4% 6/15/35	90,000	92,654
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	260,576
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	500,000	506,563
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	205,000	226,768
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	91,514
5% 7/1/41	65,000	65,382
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (c)	530,000	544,465
Series 2018 B:
5% 12/1/25 (c)	500,000	509,073
5% 12/1/26 (c)	485,000	498,237
5% 12/1/27 (c)	850,000	882,559
Series 2020:
5% 12/1/24 (c)	100,000	100,697
5% 12/1/25 (c)	235,000	239,264
5% 12/1/25 (c)	60,000	61,089
5% 12/1/26 (c)	205,000	210,595
5% 12/1/27 (c)	145,000	150,554
5% 12/1/27 (c)	40,000	41,491
Series 2023 B, 5% 12/1/30 (c)	3,780,000	4,048,946
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	1,915,000	1,996,155
Series 2018 B, 5% 6/1/46	500,000	508,417
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	192,319
Series 2024, 5% 1/1/28 (g)	840,000	893,494
Series D, 5% 1/1/28	170,000	176,329
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	531,443
Series 2006 C, 0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	780,000	574,855
Series 2010 A, 0% 12/15/27	250,000	221,366
Series 2014 AA, 5% 6/15/25	100,000	100,232
Series 2016 A, 5% 6/15/27	160,000	165,901
Series 2018 A, 5% 12/15/32	100,000	108,353
Series 2019 BB, 4% 6/15/50	370,000	352,556
Series 2021 A:
4% 6/15/34	140,000	146,530
5% 6/15/32	295,000	334,595
5% 6/15/33	1,000,000	1,129,536
Series 2022 A, 4% 6/15/39	720,000	735,099
Series 2022 AA:
5% 6/15/33	250,000	287,340
5% 6/15/36	1,460,000	1,658,688
Series 2022 BB:
4% 6/15/46	1,385,000	1,343,065
4% 6/15/50	1,000,000	955,884
Series AA:
4% 6/15/38	185,000	189,367
4% 6/15/45	1,535,000	1,495,574
4% 6/15/50	1,980,000	1,892,650
5% 6/15/40	210,000	228,443
Series BB:
5% 6/15/33	1,000,000	1,083,091
5% 6/15/50	70,000	72,208
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/36	450,000	505,399
5% 11/1/40	150,000	161,191
TOTAL NEW JERSEY		37,198,051
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/26 (c)	1,045,000	1,073,477
5% 9/1/27 (c)	350,000	363,351
5% 9/1/29 (c)	150,000	160,084
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	120,000	119,009
Series 2019 D, 3.75% 1/1/50	35,000	34,483
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	10,049
5% 5/15/39	5,000	4,901
5% 5/15/44	5,000	4,698
5% 5/15/49	15,000	13,587
TOTAL NEW MEXICO		1,783,639
New York - 9.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	393,115
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	469,679
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,028
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	98,926
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	723,378
5% 4/1/52	520,000	550,822
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	100,543
Series 2024 A, 5% 8/1/41	1,135,000	1,278,350
Series E, 5% 8/1/30	1,025,000	1,065,941
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	256,189
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,945,103
Series 2021, 0.6%, tender 7/1/25 (b)	385,000	365,682
Series A 1 B, 5% 5/1/30	490,000	537,466
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,434,640
New York City Transitional Fin. Auth.:
Series 2024 B, 5% 5/1/39	4,750,000	5,453,879
Series 2024, 5% 11/1/29	4,000,000	4,478,049
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	758,679
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	100,056
Series 2020 A:
4% 9/1/37	350,000	342,154
4% 9/1/39	700,000	669,469
4% 7/1/45	1,000,000	962,258
Series 2022 A:
5% 7/15/32	1,250,000	1,352,088
5% 7/15/37	110,000	116,117
5% 7/15/42	310,000	319,373
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	3,915,000	4,427,919
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	121,866
Series 2016 A, 5% 11/15/31	100,000	103,116
Series 2016 C1, 5% 11/15/33	1,000,000	1,039,921
Series 2017 B, 5% 11/15/24	565,000	569,479
Series 2017 C1, 5% 11/15/30	325,000	347,782
Series 2017 D:
5% 11/15/25	1,635,000	1,678,987
5% 11/15/30	2,220,000	2,375,618
Series 2020 D:
4% 11/15/46	2,050,000	1,955,153
4% 11/15/47	150,000	142,291
Series 2024 A, 5.25% 11/15/49	5,000,000	5,415,593
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	1,065,000	833,295
Series 2021 A, 4% 3/15/38	1,000,000	1,030,787
Series 2021 E:
3% 3/15/50	1,060,000	820,491
4% 3/15/39	1,000,000	1,024,071
Series 2024 A, 5.25% 3/15/52	3,550,000	3,908,401
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	173,479
5% 8/15/28	235,000	257,656
5% 2/15/29	100,000	110,819
5% 8/15/29	200,000	224,078
5% 2/15/30	340,000	385,337
5% 8/15/30	400,000	457,733
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	995,919
Series 2021 K2, 1%, tender 11/1/26 (b)	300,000	274,331
Series 2023 C2, 3.8%, tender 5/1/29 (b)	3,120,000	3,122,698
Series J, 0.75% 5/1/25	225,000	216,174
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (c)	765,000	775,862
Series 2021 239, 3.25% 10/1/51	960,000	927,846
Series 221, 3.5% 10/1/32 (c)	20,000	19,536
New York State Urban Dev. Corp.:
Series 2020 C, 4% 3/15/39	1,000,000	1,020,019
Series 2020 E:
4% 3/15/44	1,675,000	1,638,209
4% 3/15/45	1,350,000	1,309,054
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,216,588
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/40 (c)	1,000,000	1,035,873
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	380,000	421,013
5% 12/1/33 (c)	590,000	653,311
5% 12/1/34 (c)	645,000	714,178
5% 12/1/35 (c)	325,000	358,108
5% 12/1/36 (c)	220,000	240,353
5% 12/1/37 (c)	590,000	639,224
5% 12/1/38 (c)	1,430,000	1,539,594
5% 12/1/39 (c)	1,090,000	1,171,389
5% 12/1/40 (c)	925,000	988,256
5% 12/1/41 (c)	840,000	893,495
5% 12/1/42 (c)	420,000	444,980
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	424,473
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	600,376
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	299,122
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	100,000	86,559
5.375% 11/1/54 (d)	100,000	81,859
TOTAL NEW YORK		73,289,255
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	3,150,000	3,533,323
Port Auth. of New York & New Jersey Series 2017 202, 5% 10/15/29 (c)	500,000	521,089
TOTAL NEW YORK AND NEW JERSEY		4,054,412
North Carolina - 0.6%
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	10,000	10,647
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	293,470
Series 2020 A, 3% 7/1/45	365,000	286,263
Series 2021 A, 4% 3/1/51	280,000	210,200
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (c)	160,000	162,519
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2024 B, 5% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	3,340,000	3,572,057
TOTAL NORTH CAROLINA		4,535,156
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	170,000	164,242
Series 2021 B, 3% 7/1/52	580,000	556,910
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	790,000	538,730
TOTAL NORTH DAKOTA		1,259,882
Ohio - 4.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	503,411
Series 2020, 4% 11/15/38	1,500,000	1,402,953
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,186
5% 8/1/26	390,000	404,542
5% 8/1/27	10,000	10,578
5% 8/1/28	10,000	10,735
5% 8/1/29	10,000	10,695
5% 8/1/30	10,000	10,715
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	183,629
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	550,000	419,751
4% 6/1/48	180,000	167,066
5% 6/1/34	370,000	403,514
Series 2020 B2, 5% 6/1/55	1,370,000	1,295,565
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	146,415
Cleveland Wtr. Rev. Series 2020, 5% 1/1/28	800,000	861,951
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	8,421,791
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	109,609
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	60,000	59,275
5% 12/1/46	200,000	210,852
5% 12/1/51	200,000	209,082
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,547,403
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	257,247
Series 2019, 5% 2/1/25	160,000	161,141
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	430,000	417,720
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	119,176
5% 3/1/28	140,000	151,679
5% 3/1/29	160,000	177,172
5% 3/1/29	210,000	232,538
5% 3/1/30	190,000	214,653
5% 3/1/30	290,000	327,628
Series 2021 B:
5% 2/1/28	205,000	221,675
5% 2/1/29	385,000	425,536
5% 2/1/30	320,000	360,871
Series 2021 C:
5% 3/15/28	275,000	298,209
5% 3/15/29	480,000	531,975
5% 3/15/30	480,000	542,733
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/26	320,000	329,979
5% 1/1/27	750,000	790,591
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	36,863
5% 1/15/31	300,000	327,688
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	10,000	10,020
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	380,000	417,433
Series 2021 C, 3.25% 3/1/51	4,075,000	3,956,785
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	824,853
5% 12/15/28	1,250,000	1,374,855
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	70,000	81,139
5% 2/15/38	185,000	209,647
Series A, 5% 2/15/51	600,000	638,848
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	103,795
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	223,811
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	215,000	224,509
6% 12/1/29	230,000	241,738
6% 12/1/30	245,000	258,987
6% 12/1/31	260,000	274,901
TOTAL OHIO		31,166,113
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	200,000	204,666
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	250,447
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	125,000	122,727
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	70,000	76,927
TOTAL OKLAHOMA		654,767
Oregon - 0.3%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	160,000	132,653
Series 2019 A, 4% 7/1/50	875,000	867,766
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	650,000	680,054
Series 27 A, 5% 7/1/36 (c)	240,000	259,311
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	850,000	634,275
TOTAL OREGON		2,574,059
Pennsylvania - 7.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	2,105,000	2,174,437
5% 1/1/56 (c)	1,280,000	1,311,017
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	170,000	140,946
4% 12/1/41	270,000	191,175
4.25% 12/1/50	300,000	197,510
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	102,368
Chartiers Valley School District Series 2021 A, 3% 10/15/49	1,155,000	866,355
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	328,944
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	511,929
Series 2017, 5% 7/1/28	445,000	459,797
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	15,000	14,153
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,195
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	39,367
5% 7/15/36	500,000	517,071
Series 2020, 4% 7/15/45	500,000	462,515
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	102,016
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	61,883
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	5,069,179
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	97,682
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	311,734
Series 2019, 4% 9/1/44	185,000	176,429
Series 2020, 5% 4/1/27	300,000	299,696
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	175,074
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/24	300,000	300,749
5% 7/1/26	455,000	473,563
5% 7/1/27	500,000	531,441
5% 7/1/34	450,000	482,236
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	510,360
Series 2017, 5% 5/1/35	10,000	10,330
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (c)	1,160,000	1,199,918
Series 2021 137, 3% 10/1/51	845,000	808,204
Series 2022 138:
3% 10/1/52	1,350,000	1,290,408
5% 4/1/26	1,100,000	1,132,744
5% 10/1/26	600,000	623,520
5% 4/1/27	500,000	524,552
5% 10/1/27	450,000	476,491
5% 4/1/28	465,000	496,215
5% 10/1/28	475,000	511,410
5% 4/1/29	480,000	518,483
5% 10/1/29	1,000,000	1,089,277
5% 4/1/30	1,010,000	1,103,764
5% 10/1/30	695,000	764,378
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	268,092
Series 2016 A1, 5% 12/1/41	1,215,000	1,232,215
Series 2021 A, 4% 12/1/50	1,000,000	953,624
Series 2021 B:
5% 12/1/28	625,000	681,537
5% 12/1/29	1,000,000	1,107,836
Series 2024, 5% 12/1/44	7,405,000	8,112,115
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (c)	50,000	52,055
5% 7/1/47 (c)	970,000	984,138
Series 2020 C, 5% 7/1/29 (c)	595,000	637,942
Series 2021:
5% 7/1/26 (c)	2,920,000	3,007,479
5% 7/1/27 (c)	4,020,000	4,198,720
5% 7/1/28 (c)	425,000	449,799
5% 7/1/34 (c)	1,000,000	1,094,334
5% 7/1/35 (c)	1,000,000	1,090,895
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	70,826
Series 2017 A, 5% 9/1/42	760,000	773,882
Philadelphia Gas Works Rev. Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,118,595
Philadelphia Gen. Oblig. Series 2019 A, 5% 8/1/26	220,000	228,723
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	51,035
Series 2018 B, 5% 9/1/43	50,000	51,869
Series 2019 A:
4% 9/1/35	170,000	174,234
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	80,000	86,650
Series 2019 B, 5% 9/1/26	415,000	430,713
Series 2019 C, 5% 9/1/33	315,000	346,052
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,129,340
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	74,219
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	46,208
Series 2019 A:
4% 6/1/44	50,000	47,905
4% 6/1/49	115,000	106,552
5% 6/1/25	200,000	203,201
5% 6/1/44	85,000	88,432
5% 6/1/49	135,000	138,950
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	325,945
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	190,626
TOTAL PENNSYLVANIA		56,019,253
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/33 (d)	900,000	962,510
Series 2021 B:
5% 7/1/33 (d)	250,000	267,364
5% 7/1/37 (d)	960,000	1,006,397
Series 2022 A, 4% 7/1/42 (d)	960,000	912,118
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	2,273,421	1,491,503
4% 7/1/33	1,608,885	1,602,651
4% 7/1/35	575,000	563,735
5.625% 7/1/27	190,000	202,040
5.625% 7/1/29	999,707	1,093,656
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	3,795,000	3,796,093
TOTAL PUERTO RICO		11,898,067
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B, 5% 9/1/36	500,000	480,539
Series 2016, 5% 5/15/39	215,000	216,352
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	25,000	24,792
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A, 5% 12/1/30 (c)	730,000	787,738
Series 2024 A, 5% 12/1/28 (c)(g)	725,000	767,674
Series A, 4% 12/1/26 (c)	35,000	34,851
TOTAL RHODE ISLAND		2,311,946
South Carolina - 1.0%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	417,856
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	40,000	39,649
Series 2023 B, 6% 1/1/54	235,000	258,255
South Carolina Jobs-Econ. Dev. Auth.:
Series 2019 C, 5% 7/1/33	170,000	182,830
Series 2023:
4% 2/1/42	1,115,000	1,119,040
5% 2/1/40	835,000	922,230
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	960,920
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	255,000	260,142
Series 2018, 5% 7/1/43 (c)	520,000	533,632
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	144,188
5% 12/1/29	500,000	515,434
5% 12/1/33	15,000	15,442
5% 12/1/38	80,000	81,645
Series 2016 B:
5% 12/1/31	105,000	108,815
5% 12/1/35	195,000	201,520
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	28,883
4% 4/15/48	20,000	18,500
5% 4/15/48	1,415,000	1,454,776
TOTAL SOUTH CAROLINA		7,263,757
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	475,000	365,258
Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	552,464
5% 8/1/25	135,000	138,035
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (c)	450,000	461,523
5% 7/1/37 (c)	200,000	208,743
5% 7/1/38 (c)	1,315,000	1,367,224
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/38	900,000	1,000,404
5% 5/1/40	800,000	877,385
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	55,000	54,946
Series 2019 B:
5% 7/1/38 (c)	655,000	700,450
5% 7/1/54 (c)	225,000	232,447
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/30	2,400,000	2,704,420
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	1,000,000	879,732
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	150,000	148,103
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	65,000	53,427
2.8% 7/1/44	75,000	57,722
Series 2019 4, 2.9% 7/1/39	145,000	123,540
Series 2021 1, 3% 7/1/51	520,000	503,090
Series 2021 3A, 3% 1/1/52	235,000	226,151
TOTAL TENNESSEE		10,289,806
Texas - 4.5%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	204,234
5% 8/1/26	200,000	208,600
Birdville Independent School District Series 2020, 2.375% 2/15/35	170,000	149,616
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/40	355,000	255,133
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,048,164
Series 2021 B:
5% 1/1/33	640,000	707,249
5% 1/1/34	650,000	716,711
5% 1/1/35	550,000	604,238
5% 1/1/36	850,000	928,345
5% 1/1/37	1,100,000	1,196,211
5% 1/1/38	1,100,000	1,189,663
Series 2021 C, 5% 1/1/27	775,000	793,921
Denton Independent School District Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	15,000	14,913
2%, tender 8/1/24 (b)	15,000	14,913
Series 2019:
2%, tender 8/1/24 (b)	10,000	9,937
2%, tender 8/1/24 (b)	60,000	59,598
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	405,000	372,138
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	802,717
4% 3/1/36	750,000	781,385
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	2,545,000	2,703,849
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	206,640
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	707,575
5% 10/1/26	900,000	944,757
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	1,000,000	1,035,569
Series 2018 C:
5% 7/1/26 (c)	200,000	206,035
5% 7/1/30 (c)	120,000	127,373
Series 2018 D, 5% 7/1/39	260,000	276,075
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	424,051
4% 10/1/51	1,200,000	963,996
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	26,365
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	465,000	475,536
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,216
Series 2020 C, 5% 11/15/45	1,000,000	1,080,941
Series 2021 A, 5% 11/15/26	445,000	468,084
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (c)	320,000	325,426
Series 2017, 5% 11/1/31 (c)	25,000	25,739
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	300,344
Mansfield Tex Series 2020, 2.375% 2/15/36	565,000	476,581
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	99,330
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	10,596
5% 8/15/47	10,000	10,241
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	85,942
Series 2021 B, 4% 1/1/32	2,000,000	2,105,657
Pflugerville Gen. Oblig. Series 2020, 1.875% 8/1/36	1,095,000	831,745
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,264
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,399
Series 2020 A, 5% 5/15/50	475,000	500,361
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A, 3% 10/1/32	370,000	351,618
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/29	305,000	328,747
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	121,669	106,588
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	975,000	1,072,197
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	65,000	64,454
Series A, 3.5% 3/1/51	130,000	127,160
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	295,000	330,181
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,022,386
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	109,821
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,210,058
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,072,191
Univ. of Texas Board of Regents Sys. Rev. Series 2021 A, 2% 8/15/36	700,000	553,973
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	660,000	487,098
TOTAL TEXAS		33,328,845
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/37 (c)	385,000	398,225
Series 2018 A:
5% 7/1/33 (c)	175,000	185,085
5.25% 7/1/48 (c)	130,000	134,265
Series 2023 A, 5.25% 7/1/37 (c)	310,000	349,592
TOTAL UTAH		1,067,167
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	298,000	285,250
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (c)	635,000	640,943
Series 2020 A, 5% 6/15/26 (c)	620,000	634,549
TOTAL VERMONT		1,560,742
Virginia - 0.9%
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	425,000	307,459
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/24	315,000	315,594
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	110,943
5% 4/1/25	165,000	166,000
5% 4/1/36	500,000	525,152
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,962,659
4% 2/1/35	1,700,000	1,795,189
Series 2019 A, 3% 2/1/36	195,000	185,511
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (c)	1,465,000	1,489,024
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	124,217
TOTAL VIRGINIA		6,981,748
Washington - 2.3%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	235,806
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,593
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	55,000	55,016
Series 2015 B, 5% 3/1/25	70,000	70,430
Series 2015 C, 5% 4/1/24 (c)	50,000	50,000
Series 2018 A, 5% 5/1/31 (c)	350,000	361,403
Series 2019 A, 4% 4/1/44 (c)	100,000	93,461
Series 2021 C:
5% 8/1/24 (c)	445,000	446,095
5% 8/1/25 (c)	365,000	370,534
5% 8/1/26 (c)	495,000	510,649
5% 8/1/27 (c)	305,000	320,162
5% 8/1/28 (c)	860,000	914,888
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	186,681
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	302,064
Washington Convention Ctr. Pub. Facilities:
Series 2021 B:
3% 7/1/43	130,000	104,539
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,319,940
Series 2021, 4% 7/1/31	2,540,000	2,518,908
Washington Gen. Oblig. Series 2021 C, 5% 2/1/44	3,010,000	3,270,891
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,034
5% 7/1/30	5,000	5,152
5% 7/1/31	10,000	10,305
5% 7/1/42	100,000	100,999
Series 2017, 4% 8/15/42	100,000	88,686
Series 2019 A2, 5% 8/1/44	255,000	266,156
Series 2020, 5% 9/1/40	735,000	781,737
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	725,000	524,795
(Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	557,330
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	1,002,000
5% 12/1/27	985,000	1,045,197
5% 12/1/28	500,000	538,121
5% 12/1/29	500,000	544,804
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	96,921
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 5.125% 7/1/33 (d)	740,000	808,628
TOTAL WASHINGTON		17,517,925
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	50,783
Wisconsin - 1.1%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	64,013
Howard Suamico Scd Series 2021, 2% 3/1/38	265,000	199,398
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	157,961
5.25% 10/1/48	160,000	154,383
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	320,000	297,126
Series 2019 A, 5% 10/1/44	355,000	367,870
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	45,000	42,742
5% 10/1/48 (d)	40,000	36,623
5% 10/1/53 (d)	30,000	26,744
Roseman Univ. of Health:
Series 2020:
3% 4/1/25 (d)	215,000	211,807
3% 4/1/25 (Escrowed to Maturity) (d)	5,000	4,974
5% 4/1/40 (d)	95,000	97,172
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (d)	5,000	5,609
Series 2021 A:
3% 7/1/50	380,000	278,070
4.5% 6/1/56 (d)	1,870,000	1,541,410
Series 2021 B, 6.5% 6/1/56 (d)	500,000	429,012
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,555,330
Wisconsin Health & Edl. Facilities:
Series 2016 A:
3.5% 2/15/40	50,000	41,823
4% 11/15/46	195,000	186,243
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	81,350
Series 2016, 4% 12/1/46	675,000	647,288
Series 2019 A:
5% 12/1/28	150,000	160,297
5% 12/1/29	150,000	162,875
Series 2019 B1, 2.825% 11/1/28	25,000	23,000
Series 2019:
5% 10/1/24	175,000	175,941
5% 10/1/30	195,000	213,681
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	160,000	153,993
Series 2021 C, 3% 9/1/52	335,000	322,441
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	60,000	59,837
0.81%, tender 5/1/25 (b)	225,000	214,839
TOTAL WISCONSIN		7,913,852
Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (c)	675,000	675,900
5% 12/1/24 (c)	695,000	699,846
5% 6/1/25 (c)	700,000	709,685
5% 12/1/25 (c)	375,000	382,898
TOTAL WYOMING		2,468,329
TOTAL MUNICIPAL BONDS (Cost $723,192,150)		697,664,911

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (h)(i) (Cost $43,501,536)	43,491,915	43,504,948

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $766,693,686)	741,169,859
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,717,588
NET ASSETS - 100.0%	746,887,447

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,509,713 or 1.0% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	27,616,986	46,695,993	30,812,159	287,344	696	3,432	43,504,948	2.1%
Total	27,616,986	46,695,993	30,812,159	287,344	696	3,432	43,504,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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